Note 21. Stock-Based Compensation (Detail)	3 Months Ended	12 Months Ended
	Oct. 31, 2012 USD ($)	Oct. 31, 2012 USD ($)		Oct. 31, 2011 USD ($)		Oct. 31, 2010 USD ($)		Oct. 31, 2012 Stock Options [Member] Selling, General and Administrative Expenses [Member] USD ($)	Oct. 31, 2011 Stock Options [Member] Selling, General and Administrative Expenses [Member] USD ($)	Oct. 31, 2010 Stock Options [Member] Selling, General and Administrative Expenses [Member] USD ($)	Oct. 31, 2010 Stock Options [Member] Restructuring Charges [Member] USD ($)	Oct. 31, 2010 Stock Options [Member] Loss From Discontinued Operations, Net Of Income Taxes [Member] USD ($)	Oct. 31, 2012 Stock Options [Member] USD ($)	Oct. 31, 2011 Stock Options [Member] USD ($)	Oct. 31, 2010 Stock Options [Member] USD ($)	Oct. 31, 2012 Deferred Share Units (DSU) [Member] Selling, General and Administrative Expenses [Member] USD ($)	Oct. 31, 2011 Deferred Share Units (DSU) [Member] Selling, General and Administrative Expenses [Member] USD ($)	Oct. 31, 2012 Deferred Share Units (DSU) [Member] Restructuring Charges [Member] USD ($)	Oct. 31, 2012 Deferred Share Units (DSU) [Member] USD ($)	Oct. 31, 2011 Deferred Share Units (DSU) [Member] USD ($)	Oct. 31, 2012 Restricted Stock Units (RSUs) [Member] Selling, General and Administrative Expenses [Member] USD ($)	Oct. 31, 2012 Restricted Stock Units (RSUs) [Member] Restructuring Charges [Member] USD ($)	Oct. 31, 2012 Restricted Stock Units (RSUs) [Member] USD ($)	Oct. 31, 2012 Performance Shares [Member] Restructuring Charges [Member] USD ($)	Oct. 31, 2012 Performance Shares [Member] USD ($)	Oct. 31, 2011 Mid Term Incentive Plan (MTIP) Units [Member] Selling, General and Administrative Expenses [Member] USD ($)	Oct. 31, 2010 Mid Term Incentive Plan (MTIP) Units [Member] Restructuring Charges [Member] USD ($)	Oct. 31, 2010 Mid Term Incentive Plan (MTIP) Units [Member] Loss From Discontinued Operations, Net Of Income Taxes [Member] USD ($)	Oct. 31, 2012 Mid Term Incentive Plan (MTIP) Units [Member]	Oct. 31, 2011 Mid Term Incentive Plan (MTIP) Units [Member]	Oct. 31, 2010 Mid Term Incentive Plan (MTIP) Units [Member] USD ($)	Oct. 31, 2012 Canadian Dollar Options [Member] CAD	Oct. 31, 2011 Canadian Dollar Options [Member] CAD	Oct. 31, 2010 Canadian Dollar Options [Member] CAD	Dec. 31, 2012 Canadian Dollar Options [Member] CAD
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)	6,159,800	6,159,800
Allocated Share-based Compensation Expense		$ (57,000)	[1]	$ (197,000)	[1]	$ 10,061,000	[1]	$ 1,600,000	$ 1,200,000	$ 200,000	$ 2,500,000	$ 800,000	$ 1,600,000	$ 1,200,000	$ 3,500,000	$ 600,000	$ 1,000,000	$ 100,000	$ 700,000	$ 1,000,000	$ 300,000	$ 100,000	$ 400,000	$ 200,000	$ 200,000	$ (200,000)	$ 5,600,000	$ 4,500,000			$ 10,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares)																																42,800	808,700	1,174,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)																																9.52	10.32
Share based Compensation Arrangement By Sharebased Payment Award, Options, Term																																7 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																			3 years				3 years		6 months							3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																																1.28	1.83	2.91
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options																																			2,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																																15 months
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)																			132,493	179,777
PercentageOfDeferredShareUnitsVestingFullyAfterVestingPeriod																			100.00%
DSU Per Dividend Equivalent (in Shares)																			15,449	11,496
DSUs Paid Out (in Shares)	201,268,570
DSUs Paid Out, Amount	$ 600,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)																							201,231		122,828
Percentage Of Restricted Share Units (RSU) Vesting Fully After Vesting Period																							100.00%
RSU Per Dividend Equivalent (in Shares)																							3,939
MTIP Units Per Dividend Equivalent (in Shares)																													972	1,607

[1]	The MTIP (income) expense for the year ended October 31, 2012 is $(0.1) million (2011 - $(0.2) million; 2010 - $10.1 million), of which $(0.1) million (2011 - $(0.2); 2010 - $0) is included in selling, general and administration expenses. MTIP (income) expense for fiscal 2010 also included $5.6 million in restructuring charges (Note 17) and $4.5 million in "Loss from discontinued operations, net of income taxes".